Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Related Party [Abstract]
Short-term employee benefits and termination benefits	$ 3,242	$ 2,914
Share-based payments	20,331	21,251
Total compensation paid to key management personnel	$ 23,573	$ 24,165